TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE:

	December 31, 2017	January 1, 2017

Trade accounts receivable	$248,419	$283,322
Allowance for doubtful accounts	(5,054)	(5,589)
	$243,365	$277,733

As at December 31, 2017, trade accounts receivables being serviced under a receivables purchase agreement amounted to $92.8 million (January 1, 2017 - $80.5 million). The receivables purchase agreement, which allows for the sale of a maximum of $175 million of accounts receivables at any one time, expires on June 26, 2018, subject to annual extensions.

The difference between the carrying amount of the receivables sold under the agreement and the cash received at the time of transfer was $1.7 million for fiscal 2017 (2016 - $0.7 million), and was recorded in bank and other financial charges.

The movement in the allowance for doubtful accounts in respect of trade receivables was as follows:

	December 31, 2017	January 1, 2017

Balance, beginning of fiscal year	$(5,589)	$(4,601)
Bad debt recovery (expense)	(3,689)	92
Write-off of trade accounts receivable	4,224	524
Increase due to business acquisitions	—	(1,604)
Balance, end of fiscal year	$(5,054)	$(5,589)